Employee Stock Purchase Plan - Additional Information (Details) - shares		1 Months Ended		6 Months Ended			12 Months Ended
	Sep. 20, 2019	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved for future issuance				6,730,269			6,730,269	7,464,133	8,382,667
2019 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of eligible employee compensation	15.00%
Shares of common stock reserved for future issuance				1,225,527			1,225,527	1,553,394
Period for automatic increase in common available for future issuance	10 years
Percentage of shares issued from outstanding number of shares	1.00%
Shares issued		24,754	31,832	24,754	44,774	7,064	31,832